SHARE-BASED INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Non-vested Restricted Stock

A summary of the activity for the Company’s restricted stock was as follows:

Outstanding shares:	Common Shares
Balance at December 31, 2018	119,656
Granted	76,531
Forfeited	(7,170)
Vested	(63,076)

Balance at December 31, 2019	125,941